SUBSEQUENT EVENTS (Additional Information) (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Mar. 26, 2023	Jan. 31, 2023	Mar. 01, 2023
Subsequent Event [Line Items]
Litigation settlement, expense		$ 800
Convertible debt			$ 2,300
Maximum [Member]
Subsequent Event [Line Items]
Warrant exercise price decrease	$ 11.5
Minimum [Member]
Subsequent Event [Line Items]
Warrant exercise price decrease	$ 0.01
Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date	Mar. 26, 2025